John Hancock Disciplined Value Global Long Short Fund Expense Example - Class A C I R6 [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,119
Expense Example, with Redemption, 5 Years	1,580
Expense Example, with Redemption, 10 Years	2,850
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	369
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,511
Expense Example, with Redemption, 10 Years	3,038
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,212
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	$ 2,085